Investment in subsidiaries with material non-controlling interests	12 Months Ended
Dec. 31, 2025
Investment in subsidiaries with material non-controlling interests
Investment in subsidiaries with material non-controlling interests

25.Investment in subsidiaries with material non-controlling interests

Set out below are the summarised financial information for BW LPG India Pte. Ltd. (“BW India”) and BW LPG Product Services Pte. Ltd. (“BW Product Services”), that has non-controlling interests that are material to the Group. These are presented before inter-company eliminations.

In March and November 2025, BW India reduced its share capital and distributed US$41.6 million to its non-controlling interests. The ownership composition remained the same after the share capital reduction.

Summarised balance sheet:

	BW India		BW Product Services
	2025	2024	2025	2024
	US$’000	US$’000	US$’000	US$’000
Assets
Current assets	52,901	63,581	283,465	417,096
Includes
Cash and cash equivalents	30,821	19,443	39,917	175,882
Non-current assets	355,533	278,287	114,202	92,115
Liabilities
Current liabilities	45,446	28,371	282,646	328,769
Includes
Borrowings	28,268	23,927	100,649	137,425
Non-current liabilities (Borrowings)	180,217	76,443	62,512	50,748
Net assets	182,771	237,054	52,509	129,694

Summarised statement of comprehensive income:

	BW India			BW Product Services
	2025	2024	2023	2025	2024	2023
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
TCE income – Shipping	129,011	126,660	118,999	—	—	—
Revenue from Product Services	—	—	—	2,590,600	2,650,445	1,835,031
Cost of cargo and delivery expenses	—	—	—	(2,526,597)	(2,469,621)	(1,741,585)
Vessel operating expense	(22,502)	(22,223)	(21,503)	—	—	—
Charter hire expense	(1,559)	—	—	—	—	—
Depreciation and amortisation	(33,307)	(34,853)	(33,950)	(48,170)	(36,095)	(67,609)
Gain on disposal of vessels	57,250	—	—	—	—	—
Finance expense	(6,057)	(8,980)	(9,510)	811	(934)	(4,426)
Other expenses - net	(6,675)	(4,713)	(2,302)	(27,274)	(23,418)	(12,815)
Income tax expense	(11,709)	(4,631)	(3,743)	(3,197)	(21,727)	(7,218)
Net profit/(loss) after tax	104,452	51,260	47,991	(13,827)	98,650	1,378

Other comprehensive income/(loss) (currency translation effects)	—	—	416	2,204	(1,022)	1,918
Total comprehensive income/(loss)	104,452	51,260	48,407	(11,623)	97,628	3,296
Total comprehensive income/(loss) allocated to non- controlling interests	49,719	24,400	23,716	(1,877)	15,996	480